Share Capital and Share Premium - Additional Information (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2018 USD ($) shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 Option $ / shares shares	Dec. 31, 2017 USD ($) Option $ / shares shares	Dec. 31, 2016 Option	Sep. 30, 2018 shares	Apr. 30, 2018 shares
Disclosure Of Classes Of Share Capital [Line Items]
Numbers of shares issued					36,346,645
Par value | $ / shares					$ 0.04
Transaction costs recognized directly in equity amount | $			$ 11,914,000		$ 414,000
Shares issued in respect of exercise of warrants and share options		14,961,544
Number of share options exercised following IPO		361,343		3,032,571	198,525	2,510,570
Browns Earn-Out
Disclosure Of Classes Of Share Capital [Line Items]
Numbers of shares issued								1,976,930
Class A Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Numbers of shares issued		67,410,405	67,410,405	67,410,405	2,124,135
Par value | $ / shares		$ 0.04	$ 0.04	$ 0.04	$ 0.04
Class A Ordinary Shares | Concurrent Private Placement
Disclosure Of Classes Of Share Capital [Line Items]
Numbers of shares issued							41,608,088
Class A Ordinary Shares | Series G Funding Round
Disclosure Of Classes Of Share Capital [Line Items]
Numbers of shares issued	8,502,500				34,222,510
Transaction costs recognized directly in equity amount | $	$ 36,000